SEGMENT REPORTING - Concentration Risk (Details) - Reinsurance - Revenue Benchmark - Geographic Concentration Risk - UNITED STATES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurer 1
Segment Reporting Information [Line Items]
Percentage	27.00%	63.00%
Reinsurer 2
Segment Reporting Information [Line Items]
Percentage	1.00%	22.00%